As filed with the Securities and Exchange Commission on May 1, 2007

                   Securities Act Registration No. 333-21089
               Investment Company Act Registration No. 811-08043
------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                         Pre-Effective Amendment No. __                    [ ]
                        Post-Effective Amendment No. 15                    [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                Amendment No. 16
                       (Check appropriate box or boxes)

          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact Name of Registrant as Specified in Charter)

                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Address of Principal Executive Offices)

                                1-408-526-0707
                        (Registrant's Telephone Number)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202

          -----------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on ______________ pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ______________ pursuant to paragraph (a)(1) of Rule 485.
[ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]   on ______________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          -----------------------------------------------------------

                                    PART A

                              THE BERKSHIRE FUNDS
                              Berkshire Focus Fund

                                  Prospectus




[Outside front cover]


P R O S P E C T U S
May 1, 2007

THE BERKSHIRE FUNDS

BERKSHIRE FOCUS FUND
For Investors Seeking Long-Term Capital Appreciation


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

[LOGO]

THE BERKSHIRE FUNDS
475 Milan Drive, Suite #103
San Jose, California 95134-2453

TABLE OF CONTENTS

THE FUND                                                            4
---------------------------------------------------------------------

The Objective of the Fund.......................................    4
The Principal Investment Strategies and Policies of the Fund....    4
The Investment Selection Process Used by the Fund...............    5
The Principal Risks of Investing in the Fund....................    7
Who Should Invest...............................................    8
Performance History.............................................    9
Costs of Investing in the Fund..................................   10
Expense Example.................................................   11
Additional Investment Strategies and Risk Considerations........   11

WHO MANAGES THE FUND                                               14
---------------------------------------------------------------------

The Investment Adviser..........................................   14
The Portfolio Manager...........................................   14

HOW TO BUY AND SELL SHARES                                         15
---------------------------------------------------------------------

Pricing of Fund Shares..........................................   15
Investing in the Fund...........................................   16
Minimum Investments.............................................   16
Excessive Trading Policies and Procedures.......................   17
Instructions For Opening and Adding to an Account...............   19
Telephone and Wire Transactions.................................   20
Tax-Deferred Plans..............................................   21
Automatic Investment Plans......................................   22
Instructions For Selling Fund Shares............................   22
Additional Redemption Information...............................   24
Shareholder Communications......................................   26
Dividends and Distributions.....................................   26
Portfolio Holdings..............................................   26
Taxes...........................................................   27

FINANCIAL HIGHLIGHTS                                               28
---------------------------------------------------------------------

                                                                 |Prospectus 2

YOUR GUIDE
TO THE PROSPECTUS

This Prospectus is designed to help you make an informed decision about whether investing in the Berkshire Focus Fund is appropriate for you. Please read it carefully before investing and keep it on file for future reference.
When we are discussing the Focus Fund we will refer to it as the "Fund." The investment adviser for the Fund is Berkshire Capital Holdings, Inc. (the "Adviser").

To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information that you are looking for.

The first section, The Fund, contains a discussion of the objective, investment strategies and policies, risks, performance history and costs of investing in the Fund. In particular, this section tells you four important things about the Fund that you should know before you invest:

* The Fund's investment objective - what the Fund is trying to achieve.

* The principal investment strategies of the Fund - how the Fund tries to meet its investment objective.

* The investment selection process used by the Fund - how the Fund chooses its primary investments.

* Risks you should be aware of - the principal risks of investing in the Fund.

The other three sections of the Prospectus - Who Manages the Fund, How to Buy and Sell Shares, and Financial Highlights - provide you with detailed information about how the Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and financial information about the Fund.

                                                                 |Prospectus 3

THE FUND

THE OBJECTIVE OF THE FUND

*  The Fund's investment objective is long-term capital appreciation.

THE PRINCIPAL INVESTMENT STRATEGIES
AND POLICIES OF THE FUND

* The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.

* The common stocks held for investment are selected without regard to a company's market capitalization, so the Fund's investments may be in companies that have small, medium or large market capitalizations.

* The Fund concentrates its investments in the electronic technology indus-try, which means more than 25%, and as much as 100%, of the Fund's total assets can be invested in that particular industry.

* The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

* The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

[Side panel: The Fund's objective may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to the Fund's objective.]

[Side panel: Market capitalization is the most commonly used measure of the size and value of a company. A company's market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]

[Side panel: Equity mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. The Fund invests primarily in growth companies.]

                                                                 |Prospectus 4

* The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund's performance.

* Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.


THE INVESTMENT SELECTION PROCESS
USED BY THE FUND

In selecting investments for the Fund, the Adviser focuses on industry leaders with dominant franchises and strong growth prospects. The Adviser also uses an approach that combines "top down" economic analysis with an emphasis on "bottom up" stock selection.

* The "top down" approach considers such macro-economic factors as interest rates, inflation, gross domestic product, unemployment, inventories, tax rates, and the regulatory environment, as well as global trends, the overall competitive landscape, industry consolidation and the sustain-ability of the economic trends to predict the direction of the economy. As a result, the Adviser attempts to identify sectors, industries, and companies which should benefit from the overall trends.

[Side panel: All mutual funds must elect to be "diversified" or "non-divers-ified." A diversified fund may invest up to 25% of its total assets in one security, but the remainder must be spread out among investments not exceeding 5% of the fund's total assets at the time of purchase. As a non-diversified fund, the Fund has the ability to take larger positions in a smaller number of securities than a diversified fund. These limitations do not apply to U.S. Government securities.

[Side panel: While the Fund reserves the right to take temporary defensive measures by holding all or a portion of its assets in cash or money market instruments, it is important to note that the Fund's primary intent is to be fully invested at all times.]

[Side panel: The "top down" approach to investing is a method in which the Fund's portfolio manager first looks at trends in the general economy, and next selects companies that should benefit from those trends. The "bottom up" approach to investing refers to a selection process in which the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity.]

                                                                 |Prospectus 5

* Upon completion of its "top down" analysis, the Adviser then takes a "bottom up" approach to selecting individual companies that are most likely to benefit from the observed trends. In other words, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

* In determining whether to invest in a particular company, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance, its franchise durability, sustain-able revenue and earnings growth, pricing power, strong balance sheet, improving return on equity, the ability to generate free cash flow, and experienced, motivated, and creative management.

* The Adviser may also implement fundamental security analysis of individual companies which have been identified through the "bottom up" approach. As part of its fundamental research, the Adviser may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Adviser also reviews traditional financial data such as price-sales and earnings ratios, return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Adviser may, from time-to-time, employ dividend and cash flow discounting models to determine the company's intrinsic value which it then compares to the company's current share price.

[Side panel: Fundamental vs. Technical Analysis: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is "fundamental analysis" which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is "technical analysis" which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser relies on fundamental analysis in selecting portfolio securities for the Fund.]

                                                                 |Prospectus 6

THE PRINCIPAL RISKS OF
INVESTING IN THE FUND

RISKS IN GENERAL

Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is the risk the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser's investment decisions may not accomplish what they were intended to achieve. You could lose money investing in the Fund. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

RISKS OF INVESTING IN COMMON STOCKS

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may fluctuate more than the stock markets in general.

RISK OF NON-DIVERSIFICATION

As previously mentioned, the Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

                                                                 |Prospectus 7

INDUSTRY RISK

Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Fund concentrates its investments in the electronic technology industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. These risks may be increased to the extent that the Fund's portfolio is overweighted in a certain business segment of the electronic technology industry, such as Semiconductors for example. Although the Adviser currently believes that investments by the Fund in the electronic technology industry will offer greater opportunity for growth of capital than investments in other industries, such investments can fluctuate dramatically in value and will expose you to greater than average risk.

SMALL COMPANY RISK

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Investments in smaller companies tend to be more volatile and somewhat more speculative.


WHO SHOULD INVEST

The Fund may be suitable for you if:

*  You are seeking growth of capital over the long-term - at least five years.
*  You can tolerate greater risks associated with common stock investments.
*  You are not looking for current income.
*  You characterize your investment temperament as very "aggressive."
* You are seeking a fund that emphasizes investments in technology-related companies.
*  You are willing to accept significant fluctuations in share price.
*  You are not pursuing a short-term goal or investing emergency reserves.

                                                                 |Prospectus 8

PERFORMANCE HISTORY

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year-to-year since the completion of the Fund's first full calendar year, together with the best and worst quarters since inception. The performance table shows how the average annual total returns of the Fund compare to those of broad-based market indices. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.


[VERTICAL BAR CHART]

Year by year total returns as of 12/31/06

1998    104.17%
1999    142.90%
2000    -16.04%
2001    -72.17%
2002    -59.08%
2003     66.93%
2004      3.62%
2005     15.48%
2006      4.20%

Best Quarter (12/31/99) +74.92%
Worst Quarter (3/31/01) -61.55%

                                                                                         Since
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/06              1 Year     5 Years   Inception(1)
==================================================================================================
BERKSHIRE FOCUS FUND
  Return Before Taxes                                                 4.20%     -3.16%    -1.55%
  Return After Taxes on Distributions(2)                              4.20%     -3.16%    -1.81%
  Return After Taxes on Distributions and Sale of Fund Shares(3)      2.73%     -2.66%    -1.35%

Dow Jones Industrial Average(4)                                      19.04%      6.81%     7.33%
S&P 500 Index(5)                                                     15.79%      6.19%     6.75%
Nasdaq Composite Index(6)                                            10.39%      4.99%     6.06%
==================================================================================================

(1) The Fund's inception date was July 1, 1997.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) When the return after-taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

(4) The Dow Jones Industrial Average is a measurement of general price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The index reflects no deduction for expenses or taxes.

(5) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely-recognized, unmanaged index of common stock prices. The index re-flects no deduction for expenses or taxes.

(6) The Nasdaq Composite Index is an unmanaged index which averages the trading prices of over 5,000 common stocks listed on the Nasdaq Stock Market. The index reflects no deduction for expenses or taxes.

                                                                 |Prospectus 9

COSTS OF INVESTING IN THE FUND

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual fund operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

Shareholder Fees
(fees paid directly from your investment)
==============================================================================

Sales Charge (Load) Imposed on Purchases..................................None
Deferred Sales Charge (Load)..............................................None
Sales Charge (Load) Imposed on Reinvested Dividends.......................None
Redemption Fee (As a Percentage of Amount Redeemed)(1)...................2.00%
Wire Redemption Fee.....................................................$20.00
IRA Custodian Fee........................................................$8.00

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
==============================================================================

Management Fees..........................................................1.50%
12b-1 Distribution Fees...................................................None
Other Expenses(2)(3).....................................................0.50%
  Interest Expense.......................................................0.02%
                                                                         -----
Total Annual Fund Operating Expenses.....................................2.02%


(1) Effective January 1, 2008, a redemption fee of 2% of the then current value of the shares redeemed will be imposed on redemptions of shares made within 90 days from the date of purchase.

(2) Fees payable under the Administration Agreement between the Fund and the Adviser are fixed at 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

(3) Also included in "Other Expenses" are acquired fund fees and expenses. These are indirect fees that the Fund incurs from investing in the shares of other mutual funds ("Acquired Fund(s)"). The indirect fee represents a pro-rata portion of the cumulative expenses charged by the Acquired Funds. Acquired Fund fees and expenses are reflected in the Acquired Fund's net asset value.


[Side panel: The Fund is a no-load investment, which means you do not pay any fees when you buy or sell shares of the Fund. As a result, all of your investment goes to work for you.]

                                                                |Prospectus 10

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Shareholder Transaction Expenses
=============================================================================
                  One Year      Three Years      Five Years        Ten Years
-----------------------------------------------------------------------------
Your costs:         $205           $634            $1,088            $2,348


ADDITIONAL INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS

GENERAL

The Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

SPECIAL SITUATIONS

The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company's allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

[Side panel: Understanding expenses: Operating a mutual fund involves a variety of expenses including those for portfolio management, shareholder statements, tax reporting and other services. These expenses are paid from the Fund's assets in the form of a management fee and administrative fee. Their effect is already factored into the Fund's daily share price and returns.]

                                                                |Prospectus 11

PORTFOLIO TURNOVER

The Fund generally purchases securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. Changes are made in the Fund's portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

OPTIONS AND OTHER DERIVATIVES

The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Adviser's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

FOREIGN SECURITIES

The Fund may invest up to 25% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

                                                                |Prospectus 12

FIXED INCOME SECURITIES

Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. Government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

EXCESSIVE TRADING

Excessive  trading  may  present  risks  to the Fund's long-term shareholders.
Excessive trading into and out of the Fund can disrupt portfolio investment strategies, create taxable gains to remaining Fund shareholders and may increase Fund expenses, which negatively impacts investment returns for all remaining shareholders, including long-term shareholders who do not generate those costs.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price move-ments in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in Funds which do not invest in foreign securities, for example, when trading in a sec-urity held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as "stale pricing"). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

                                                                |Prospectus 13

WHO MANAGES THE FUND

THE INVESTMENT ADVISER

Berkshire Capital Holdings, Inc. (the "Adviser" or "Berkshire Capital"), located at 475 Milan Drive, Suite #103, San Jose, California 95134, serves as the investment adviser to the Fund under an Investment Advisory Agreement with The Berkshire Funds (the "Trust"). The Agreement provides that the Adviser will furnish continuous investment advisory and management services to the Fund. A discussion regarding the basis for the Board of Trustees' approval of the Agreement between the Fund and the Adviser is available in the Annual Report to Shareholders for the period ended December 31, 2006. Berkshire Capital was organized in February 1993 and registered as an investment adviser in October 1996. In addition to the Fund, Berkshire Capital can provide investment management services to other mutual funds and, as of December 31, 2006, had approximately $14.4 million under management. Malcolm R. Fobes III is the controlling shareholder, Chairman and Chief Executive Officer of the Adviser.

The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust's Board of Trustees. Under the Investment Advisory Agree-ment, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Berkshire Capital also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of Berkshire Capital. For the fiscal year ended December 31, 2006, the Adviser received a fee of 1.50% for investment advisory services performed as a percentage of the average daily net assets of the Fund.

The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time-to-time purchase securities issued by financial insti-tutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

THE PORTFOLIO MANAGER

Mr. Fobes manages the investment program of the Fund and is primarily respons-ible for the day-to-day management of the Fund's portfolio. He has been the portfolio manager of the Fund since its inception in 1997. Mr. Fobes founded
Berkshire Capital in 1993 where he has been responsible for directing the company's investment programs in both public and private companies located in Silicon Valley. Mr. Fobes holds a Bachelor of Science degree in Finance and Economics from San Jose State University in California. The SAI provides add-itional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Fund.

                                                                |Prospectus 14

HOW TO BUY AND SELL SHARES

PRICING OF FUND SHARES

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

                                  Total Assets - Liabilities
           Net Asset Value  =  ------------------------------
                                Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's transfer agent, Mutual Shareholder Services, LLC (the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. In the case of certain authorized financial intermediaries (e.g. brokerage firms or other financial institutions) that have made satis-factory payment or redemption arrangements with the Fund, orders will be pro-cessed at the NAV per share next effective after receipt by such intermediary.

The Fund's investments are valued at market value. If market prices are not readily available, or in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the Adviser will value the Fund's investments at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will pre-vent dilution of the Fund's NAV by short-term traders. The Fund may use pricing services to determine market value.

                                                                |Prospectus 15

INVESTING IN THE FUND

You may purchase shares of the Fund directly through the Fund's Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund's shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Berkshire Funds Account Application. (To establish an IRA, complete an IRA Application.) To request an application, call toll-free 1-877-526-0707 or visit our Website at www.berkshirefunds.com to download an application. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Lower investment minimums are available to investors purchasing shares through a brokerage firm or other financial institution.

MINIMUM INVESTMENTS

Regular Account             Initial investment: $5,000       Additional: $500
Automatic Investment Plan   Initial investment: $2,500       Additional: $100*
IRA Account                 Initial investment: $2,000       Additional: $200

* An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

In compliance with the USA Patriot Act of 2001, please note that the Fund's Transfer Agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may tempor-arily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Fund may employ various pro-cedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the infor-mation supplied by you is correct. If the Fund does not have reasonable belief of the identity of a shareholder, the account will be rejected or the share-holder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

[Side  panel:  Investments  made  through  brokerage  firms or other financial institutions: If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

                                                                |Prospectus 16

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund.

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Fund shares ("excessive trading"). To dis-courage excessive trading, effective January 1, 2008, a redemption fee of 2% will be charged on shares of the Fund redeemed 90 days or less from their date of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the re-demption fee applies, the shares that were held the longest will be redeemed first. The Adviser may, at its discretion, waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions that do not indicate market timing strategies. The Fund is intended for long-term investment purposes only and the Fund will take rea-sonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Fund's excessive trading policies are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund. As described below, however, the Fund may not be able to identify all instances of excessive trading or com-pletely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus acc-ounts, in which purchases and sales of the Fund's shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, effectively conceal the identity of individual

[Side panel: Costs and market timing: Some investors try to profit from "market-timing" - switching money into investments when they expect the market to rise, and taking money out when they expect the market to fall. As money is shifted in and out by market timers, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, closely monitoring excessive transactions.]

                                                                |Prospectus 17
investors and their transactions from the Fund and its agents. The Fund att-empts to detect and deter excessive trading through the use of fair valuation of securities as described under "Pricing of Fund Shares" and trade monitor-ing, particularly for large and/or frequent short-term trades by investors.

The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in parti-cular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund's portfolio manager believes he would be unable to invest the money effectively in accordance with the Fund's investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The trading history of accounts determined to be under common ownership or control within the Fund may be considered in enforcing these policies.

The Fund monitors Fund share transactions, subject to the following limita-tion. Generally, a purchase of the Fund's shares followed by the redemption of the Fund's shares within a 90-day period may result in enforcement of the Fund's excessive trading policies and procedures with respect to future pur-chase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund's excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policies are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the financial intermediary.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its Transfer Agent may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, permanently prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report infor-mation about customers who purchase and redeem large amounts, and similar restrictions. The Fund's ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and coop-eration of the particular intermediary.

Shareholders that invest through omnibus accounts should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund. The Fund's policies and proced-ures regarding excessive trading may be modified at any time.

                                                                |Prospectus 18

INSTRUCTIONS FOR OPENING AND ADDING TO AN ACCOUNT
...............................................................................

TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT
------------------------------------------------------------------------------

BY MAIL                                   BY MAIL
...............................................................................
Complete and sign the Account             Complete the investment slip
Application or an IRA Application.        that is included with your account
                                          statement, and write your account
Make your check payable to the            number on your check. If you no
Berkshire Focus Fund.                     longer have your investment slip,
* For IRA accounts, please                please reference your name, address,
  specify the year for which              account number, and the Fund name
  the contribution is to be made.         on your check.

MAIL YOUR APPLICATION AND CHECK TO:       MAIL THE SLIP AND THE CHECK TO:
...............................................................................
The Berkshire Funds                       The Berkshire Funds
c/o Mutual Shareholder Services, LLC      c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400         8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147               Broadview Heights, OH 44147

BY OVERNIGHT COURIER, SEND TO:
...............................................................................
The Berkshire Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147


BY TELEPHONE                              BY TELEPHONE
...............................................................................
Telephone transactions may not be         You must select this service on
used for initial purchases.               your account application before
                                          making your first telephone trans-
                                          action. Thereafter, you may call
                                          1-877-526-0707 to purchase shares
                                          in an existing account. Your pur-
                                          chase will be effective at the NAV
                                          next computed after your instruc-
                                          tion is received in proper form by
                                          the Transfer Agent.

                                                                |Prospectus 19

TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT
------------------------------------------------------------------------------

BY WIRE                                 BY WIRE
...............................................................................
Call 1-877-526-0707 for instruc-       Send your investment to U.S. Bank,
tions prior to wiring the funds.       N.A. by following the instructions
                                       listed in the column to the left.

Send your investment to U.S. Bank,
N.A. with these instructions:
*  U.S. Bank, N.A.
   777 E. Wisconsin Ave.
   Milwaukee, WI 53202
*  ABA #: 075000022
*  Credit: U.S. Bancorp Fund Services
*  Account #: 112-952-137
*  Further credit:
   Berkshire Focus Fund
   Your shareholder account name
   Your shareholder account number

TELEPHONE AND WIRE TRANSACTIONS

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone purchase transactions. With respect to all transactions made by telephone, the Fund and its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

                                                                |Prospectus 20

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number and Fund name must be included in the wiring instructions as set forth on the previous page. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If the Transfer Agent is notified no later than 3:00 p.m. Eastern time of the wire instructions, and the wired funds are received by the Transfer Agent no later than 4:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

TAX-DEFERRED PLANS

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqual-ifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. Complete instructions about how to establish and maintain your tax-deferred retirement plan will be included in the retirement plan kit you receive in the mail.

U.S. Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $8.00 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

                                                                |Prospectus 21

AUTOMATIC INVESTMENT PLANS

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $2,500 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase Fund shares.


FOR INVESTING
------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN                PAYROLL DIRECT DEPOSIT PLAN
...............................................................................

For making automatic investments         For making automatic investments from
from a designated bank account.          your payroll check.

DIVIDEND REINVESTMENT
...............................................................................
All income dividends and capital gains dis-tributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

INSTRUCTIONS FOR SELLING FUND SHARES

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within 7 days after the Transfer Agent receives your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to 15 calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

                                                                |Prospectus 22

TO SELL SHARES
------------------------------------------------------------------------------

By Mail
...............................................................................

Write a letter of instruction that includes:
* The names(s) and signature(s) of all account owners.
* Your account number.
* The name of the Fund.
* The dollar or share amount you want to sell.
* Where to send the proceeds.
* If redeeming from your IRA, please note applicable withholding requirements.
* Obtain a signature guarantee or other documentation, if required.

MAIL YOUR REQUEST TO:                     BY OVERNIGHT COURIER, SEND TO:
...............................................................................
The Berkshire Funds                       The Berkshire Funds
c/o Mutual Shareholder Services, LLC      c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400         8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147               Broadview Heights, OH 44147

BY TELEPHONE
...............................................................................
* You will automatically be granted      * You will not be able to redeem by
  telephone redemption privileges          telephone and have a check sent to
  unless you decline them in writing       your address of record for a period
  or indicate on the appropriate sec-      of 15 days following an address
  tion of the account application that     change.
  you decline this option. Otherwise,
  you may redeem Fund shares by          * Unless you decline telephone
  calling 1-877-526-0707. Redemption       privileges in writing or on your
  proceeds will only be mailed to your     account application, as long as the
  address of record.                       Fund takes reasonable measures to
                                           verify the order, you may be
* You may only redeem a maximum of         responsible for any fraudulent
  $50,000 per day by telephone             telephone order.
  or by financial intermediary.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-877-526-0707.

                                                                |Prospectus 23

ADDITIONAL REDEMPTION INFORMATION

SIGNATURE GUARANTEES

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

*  If you change ownership on your account.

* If you request the redemption proceeds to be sent to a different address than that registered on the account.

* If the proceeds are to be made payable to someone other than the account's owner(s).

* If a change of address request has been received by the Transfer Agent within the last 15 days.

*  If you wish to redeem $50,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-877-526-0707.

CORPORATE, TRUST AND OTHER ACCOUNTS

Redemption requests from corporate, trust and other accounts may require doc-uments in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemp-tion requests for these accounts, you should call the Transfer Agent at 1-877-526-0707 to determine what additional documents are required.

[Side panel: What is a redemption? A redemption is a sale by you to the Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: Redemption in kind: The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make cash payments detrimental to the best interests of the Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Adviser (under the supervision of the Board of Trustees). If payment is made in securities, shareholders may incur transaction costs in converting these securities into cash after they have redeemed their shares.]

                                                                |Prospectus 24

ADDRESS CHANGES

To change the address on your account, call the Transfer Agent at 1-877-526-0707 and send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

TRANSFER OF OWNERSHIP

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-526-0707 to determine what additional documents are required.

REDEMPTION INITIATED BY THE FUND

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $2,500. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $2,500 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $2,500 because of market performance. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund.

                                                                |Prospectus 25

SHAREHOLDER COMMUNICATIONS

ACCOUNT STATEMENTS. Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

CONFIRMATIONS. Confirmation statements will be sent after each transaction that affects your account balance or account registration.

REGULATORY MAILINGS. Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may send written notification to the Transfer Agent or call 1-877-526-0707.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The Fund's top ten portfolio holdings in order of position size (calculated as a percentage of total net assets) are usually posted on the Fund's Website at www.berkshirefunds.com within approximately 30 days after the end of each calendar quarter.

[Side panel: What is a distribution? As a shareholder, you are entitled to your share of the Fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from its holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.]

[Side panel: When the Fund makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

                                                                |Prospectus 26

TAXES

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are generally taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange, or redemption, and how long the shares were held.

The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Additional tax information may be found in the Fund's Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

[Side panel: "Buying a Dividend" If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as "buying a dividend." In order to avoid paying unnecessary taxes as a result of a distribution, check the Fund's distribution schedule before you invest.]

                                                                |Prospectus 27

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance and other financial information for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. The financial information for the years ended December 31, 2004, 2005 and 2006 has been audited by Cohen Fund Audit Services, Ltd.
(f.k.a. Cohen McCurdy, Ltd.), the Trust's independent registered public acc-ounting firm. Their report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. The financial information for periods prior to 2004 has been audited by another independent accounting firm.

BERKSHIRE FOCUS FUND
                                             Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended
                                         12/31/06       12/31/05       12/31/04       12/31/03       12/31/02
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 7.61         $ 6.59         $ 6.36         $ 3.81         $ 9.31
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------------------------
    Net investment loss                     (0.02)(A)      (0.14)(A)      (0.13)(A)      (0.10)(A)      (0.14)(A)
    Net realized and unrealized gains
         (losses) on investments             0.34           1.16           0.36           2.65          (5.36)
                                            -----------------------------------------------------------------
Total from investment operations             0.32           1.02           0.23           2.55          (5.50)
                                            -----------------------------------------------------------------


NET ASSET VALUE,
END OF PERIOD                              $ 7.93         $ 7.61         $ 6.59         $ 6.36         $ 3.81
=============================================================================================================


TOTAL RETURN(B)                              4.20%         15.48%          3.62%         66.93%        (59.08%)
=============================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
-------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)     $ 14,431      $ 22,291       $ 29,542       $ 36,657       $ 22,489

Ratio of expenses to average net assets      2.00%(G)      2.00%(F)       2.00%(E)       2.00%(D)       1.99%(C)

Ratio of net investment loss
    to average net assets                    (0.21%)       (1.99%)        (1.98%)        (1.93%)        (1.97%)

Portfolio turnover rate(H)                   386.2%        284.1%         316.5%         251.1%         165.8%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(C) For the year ended December 31, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(D) For the year ended December 31, 2003 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(E) For the year ended December 31, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(F) For the year ended December 31, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(G) For the year ended December 31, 2006 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(H) Portfolio turnover is greater than most funds due to the investment style of the Fund.


                                                                |Prospectus 28

THE BERKSHIRE FUNDS
BERKSHIRE FOCUS FUND
-----------------------------

BOARD OF TRUSTEES
Malcolm R. Fobes III, Chairman
Ronald G. Seger
Leland F. Smith
Andrew W. Broer

INVESTMENT ADVISER AND ADMINISTRATOR
Berkshire Capital Holdings, Inc.

TRANSFER AND DIVIDEND DISBURSING AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
U.S. Bank, N.A.

LEGAL COUNSEL
Thompson Hine LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
(f.k.a Cohen McCurdy, Ltd.)

                                                                |Prospectus 29

[Back cover page]

THE BERKSHIRE FUNDS
BERKSHIRE FOCUS FUND
-----------------------------

WHERE TO GO FOR INFORMATION
---------------------------
For shareholder inquiries, please call toll-free in the U.S. at 1-877-526-0707. You will find more information about the Berkshire Focus Fund in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
-----------------------------
Our annual and semiannual reports list the holdings of the Fund, describe the Fund's performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------
The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS
-----------------------------------------------------

1. Call or write for one, and a copy will be sent without charge.

   The Berkshire Funds
   c/o Mutual Shareholder Services, LLC
   8000 Town Centre Drive, Suite 400
   Broadview Heights, OH 44147
   1-877-526-0707
   www.berkshirefunds.com

2. Write or submit an E-mail request to the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also drop by the Public Reference Room and copy the documents while you are there. Information on the operation of the Public Reference Room may be obtained by calling the number below.

   Public Reference Section of the SEC
   Washington D.C. 20549-0102
   1-202-551-8090
   E-mail address:  publicinfo@sec.gov

3. Go to the SEC's Website (www.sec.gov) and download a free text-only version from the EDGAR Database on the Website.

   The Fund's SEC file number is 811-08043

                                                                |Prospectus 30

Not part of the Prospectus
                                                                |Prospectus 31

[Outside back cover]

[LOGO]

THE BERKSHIRE FUNDS
475 Milan Drive, Suite #103
San Jose, California 95134-2453

Not part of the Prospectus

                                    PART B

                              THE BERKSHIRE FUNDS
                             Berkshire Focus Fund

                          475 Milan Drive, Suite #103
                        San Jose, California 95134-2453
                                (877) 526-0707

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2007

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Berkshire Focus Fund dated May 1, 2007 (the "Prospectus"). A copy of the Prospectus can be obtained by writing to The Berkshire Funds, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling The Berkshire Funds toll-free at 1-877-526-0707.

The Fund's Annual Report to Shareholders, as filed with the Securities and Exchange Commission on March 1, 2007, has been incorporated by reference into this SAI. The annual report is available, without charge and upon request by writing or calling the Fund at the address or phone number referenced above.

                                TABLE OF CONTENTS

THE FUND.....................................................................1
CAPITAL STRUCTURE............................................................1
CONCENTRATION AND NON-DIVERSIFICATION POLICY.................................1
TAX STATUS...................................................................2
INVESTMENT RESTRICTIONS......................................................2
OTHER INVESTMENTS............................................................4
INVESTMENT ADVISER...........................................................7
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS............................7
PORTFOLIO MANAGER............................................................9
MANAGEMENT OF THE FUND.......................................................9
COMMITTEES..................................................................10
BOARD INTEREST IN THE FUND..................................................11
COMPENSATION................................................................11
CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS..............................12
REDEMPTION OF SHARES........................................................13
PURCHASES AND SALES THROUGH BROKER DEALERS..................................13
PERFORMANCE INFORMATION.....................................................14
NET ASSET VALUE.............................................................15
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................15
CUSTODIAN...................................................................16
TRANSFER AGENT AND MANAGEMENT-RELATED SERVICES..............................16
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................16
CODE OF ETHICS..............................................................17
ANTI-MONEY LAUNDERING PROGRAM...............................................17
PROXY VOTING PROCEDURES.....................................................18
DISCLOSURE OF CURRENT PORTFOLIO HOLDINGS....................................19
FINANCIAL STATEMENTS........................................................21

THE FUND

The Berkshire Focus Fund (until February 9, 1999, known as Berkshire Capital Growth & Value Fund) (the "Fund"), is an open-end, non-diversified series of The Berkshire Funds (until February 9, 1999, known as the Berkshire Capital Investment Trust) (the "Trust"). The Trust was organized on November 25, 1996 as a Delaware business trust and is authorized to issue an indefinite number of shares of beneficial interest, no par value. The Berkshire Focus Fund was organized on November 25, 1996. The Board of Trustees of the Trust is respons-ible for managing the business affairs of the Fund.

CAPITAL STRUCTURE

At present the Fund is the only series authorized by the Trust. The Board of Trustees may authorize the creation of additional series without shareholder approval.

All shares, when issued, will be fully paid and non-assessable and will be redeemable and freely transferable. All shares have equal voting rights and can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

Each shareholder has one vote for each share held irrespective of the relative net asset value of the shares. Each share has equal dividend, distribution and liquidation rights. The voting rights of the shareholders are non-cumulative, so that holders of more than 50% of the shares can elect all trustees being elected.

CONCENTRATION AND NON-DIVERSIFICATION POLICY

CONCENTRATION: The Fund will concentrate its investments in the equity securities of companies in the electronic technology industry. Concentration requires a Fund to invest 25% or more of the value of its total assets in securities of issuers in a particular industry. Companies in the technology industry shall include businesses which are principally engaged in the development, production or distribution of products or services related to the following business segments: computer hardware and software; peripherals; mass storage devices; semiconductors; and telecommunications equipment. In some future period or periods, due to adverse economic conditions in the tech-nology industry, the Fund may temporarily have less than 25% of the value of its assets invested in that industry. As a result of such concentration in the electronic technology industry, the Fund's shares may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

NON-DIVERSIFICATION: The Fund is classified as being non-diversified which means that it has the ability to take larger positions in a smaller number of securities than a diversified fund. The Fund, therefore, may be more susceptible to risk of loss than a more widely diversified fund as a result of a single economic, political, or regulatory occurrence. The policy of the Fund is one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Subchapter M of the Internal Revenue Code.

TAX STATUS

Under the provisions of Subchapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains. As a result, the Fund intends to be relieved of federal income tax on the amounts distributed to shareholders. As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by the Fund as repre-senting the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Dividends from net income of the Fund will be made annually or more frequently at the discretion of the Board of Trustees and will automatically be reinvested in additional Fund shares at net asset value, unless the shareholder has elected to receive payment in the form of cash. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of the shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 28% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement you must certify on the Account Applications supplied by the Fund, that your Social Security or Taxpayer
Identification Number is correct and that you are not currently subject to back-up withholding or otherwise certify that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS

The Berkshire Focus Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940 (the "Act"), the "vote of a majority of the outstanding voting securities" means the lesser of the vote of
(i) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.

(b) Borrow money or purchase securities on margin except for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an aggregate amount not exceeding 25% of the value of the Fund's total assets at the time any borrowing is made. While the Fund's borrowings are in excess of 5% of its total assets, the Fund will not purchase any additional portfolio securities.

(c)  Sell securities short.

(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary broker's commissions.

(e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.

(f) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

(g) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.

(h)  Invest in companies for the purpose of acquiring control.

(i) Purchase or retain securities of any issuer if those officers, directors or trustees of the Fund or its Investment Adviser individually owns more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.

(j)  Pledge, mortgage or hypothecate any of its assets.

(k) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily saleable.

(l) Invest more than 10% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

(m)  Issue senior securities.

(n) Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that more than 25% of the value of the Fund's total assets shall be invested in securities of companies in the electronic technology industry.

With respect to fundamental restriction (n) above, companies in the electronic technology industry shall be defined as businesses which are principally engaged in the development, production or distribution of products or services related to the following business segments: Computers, Computer Peripherals, Semiconductors, Software, Telecommunications and Mass Storage Devices.

OTHER INVESTMENTS

In connection with its investment objective and policies, the Fund (except as otherwise indicated) may invest in the following types of securities which can involve certain risks:

U.S. GOVERNMENT OBLIGATIONS: The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such securities will typically include, without limitation, U.S. Treasury securities such as Treasury Bills, Treasury Notes or Treasury Bonds that differ in their interest rates, maturities and times of issuance. U.S. Government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. Government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. Government.

WARRANTS: The Fund may purchase warrants, valued at the lower of cost or market, but only to the extent that such purchase does not exceed 5% of the Fund's net assets at the time of purchase. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

FOREIGN INVESTMENTS: Subject to the limitations described in the prospectus, the Fund may invest in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

OPTION TRANSACTIONS: The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option; will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price in the case of a put option; or for an option on a stock index, will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the Custodian.

The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.

When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

FIXED INCOME SECURITIES: Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

REPURCHASE AGREEMENTS: A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS: The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

INVESTMENT ADVISER

The  Fund  retains  Berkshire  Capital  Holdings,  Inc. ("Berkshire Capital"),
475 Milan Drive, Suite #103, San Jose, California 95134-2453, as its investment adviser (the "Adviser"). The Adviser is a California corporation founded in February 1993. The company is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The corporation is controlled and wholly-owned by Malcolm R. Fobes III and Ronald G. Seger.

Mr. Fobes has had the direct responsibility for the overall strategic manage-ment of the Fund's portfolio and its administration since the Fund's inception. Mr. Fobes founded Berkshire Capital in 1993, has served as Chairman of the Board and Chief Executive Officer since the company's inception, and has been responsible for the direction of the company's investments in both private and publicly-held concerns. Mr. Fobes has a B.S. degree in Finance and a minor in Economics from San Jose State University in California. In addition to founding the company in 1993, Mr. Fobes was also simultaneously retained by Adobe Systems, Inc., a high-technology software development firm, as a technical support engineer from May 1991 to November 1994. Mr. Fobes has served exclusively in the capacity of Chairman and Chief Executive Officer of the Adviser from November 1994 to present. Ronald G. Seger has served as Secretary and member of the Board of Directors of the Adviser since September 1996. Both Mr. Fobes and Mr. Seger also serve as Trustees of the Fund.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The  Trust  has  an investment advisory contract ("Advisory Agreement") and an
administration   contract  (the  "Administration  Agreement")  with  Berkshire
Capital for the Fund.

Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Fobes will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, directors or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

The Adviser is paid a fee of 1.50% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Adviser may, at its discretion, forego sufficient fees which would have the effect of lowering the Fund's expense ratio and increasing the yield to shareholders. For the fiscal years ended December 31, 2004, 2005 and 2006, the Adviser received $447,800, $308,675 and $260,744 res-
pectively, from the Berkshire Focus Fund for investment advisory fees.

The Board of Trustees, including a majority of the Trustees who are not "in-terested persons" (as defined in the 1940 Act) of the Trust or the Adviser, most recently approved the Advisory Agreement for the Fund for an additional one-year period at an in person meeting held on December 16, 2006. By its terms, the Advisory Agreement remains in force from year to year, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities, provided that in either event con-tinuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on 60 days' written notice, without the payment of any penalty, by a vote of the majority of the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Investment Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

In determining whether to approve the continuance of the Advisory Agreement, the Board of Trustees considered information about the Adviser, the per-formance of the Fund and certain additional factors that the Board deemed relevant. A discussion regarding the basis of the Board of Trustees' approval of the Advisory Agreement is available in the Fund's annual report to share-holders for the period ended December 31, 2006.

Under the Administration Agreement, Berkshire Capital renders all administrative and supervisory services to the Fund. Berkshire Capital oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Berkshire Capital also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Berkshire Capital is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Berkshire Capital has delegated some of its administrative and other responsibilities to U.S. Bancorp Fund Services, LLC ("USBFS") and is responsible for paying all fees and expenses of USBFS.

Under the Administration Agreement, Berkshire Capital assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act (none are authorized at present).

Pursuant to the Administration Agreement, Berkshire Capital receives a fee which is paid monthly at an annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of such assets from $50 million to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. For the fiscal years ended December 31, 2004, 2005 and 2006, the Adviser received $149,266, $102,891 and $86,915 respectively, from the Berk-shire Focus Fund for administrative fees.

The Adviser may act as an investment adviser and administrator to other persons, firms or corporations (including investment companies), and may have numerous advisory clients besides the Fund.

PORTFOLIO MANAGER

Mr. Fobes acts as the Portfolio Manager for the Fund. Mr. Fobes may also manage separate accounts for other registered investment companies. The fol-lowing provides information regarding the other accounts managed by Mr. Fobes as of December 31, 2006:

                                                NUMBER OF ACCOUNTS  ASSETS IN ACCOUNTS
                    TOTAL NUMBER  TOTAL ASSETS  FOR WHICH ADVISORY  FOR WHICH ADVISORY
CATEGORY            OF ACCOUNTS   IN ACCOUNTS    FEE IS BASED ON     FEE IS BASED ON
OF ACCOUNT            MANAGED       MANAGED        PERFORMANCE         PERFORMANCE
--------------------------------------------------------------------------------------
Other Registered
Investment Companies     0            $0                0                  0

Other Pooled
Investment Vehicles      0            $0                0                  0

Other Accounts           0            $0                0                  0
--------------------------------------------------------------------------------------

Although Berkshire Capital may subadvise other registered investment companies which may own one or more securities that are owned by the Fund, the Adviser does not believe there will be any material conflicts of interest that may arise because of the implementation of related policies and procedures of the Fund and Berkshire Capital. These include, among other things, the Fund's pol-icies and procedures addressing market timing, the Fund's code of ethics, the Fund's disclosure of portfolio holdings and Berkshire Capital's insider trad-ing policies and procedures.

Mr. Fobes' compensation as the Fund's Portfolio Manager is not a fixed salary. Mr. Fobes' salary is not based on Fund performance. There are no bonuses, deferred compensation or retirement plans associated with his service to the Fund. However, because Mr. Fobes is the majority shareholder of the Adviser, his salary is based upon the Adviser's profitability. In addition, Mr. Fobes participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

As of the date of this Statement of Additional Information, Mr. Fobes bene-ficially owned shares of the Fund as follows:

                             DOLLAR RANGE
                           EQUITY SECURITIES
NAME OF                    IN THE BERKSHIRE
PORTFOLIO MANAGER             FOCUS FUND
------------------------------------------------------------------------------
Malcolm R. Fobes III          $1-$10,000
------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

The business of the Fund is managed under the direction of its Board of Trustees in accordance with Section 3.2 of the Declaration of Trust of The Berkshire Funds, which Declaration of Trust has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to Section 2.6 of the Declaration of Trust, the trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Fund's purposes. The trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The trustees and officers, together with their addresses, age and principal occupations during the past five years are as follows:

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                              TERM OF         PRINCIPAL        IN FUND        OTHER
                               POSITION(S)    OFFICE AND      OCCUPATION(S)    COMPLEX        DIRECTORSHIPS
                               HELD WITH      LENGTH OF       DURING PAST      OVERSEEN       HELD BY
NAME, ADDRESS AND AGE          THE TRUST      TIME SERVED     FIVE YEARS       BY TRUSTEE     TRUSTEE
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------
Malcolm R. Fobes III*          Trustee,       Indefinite;     Chairman & CEO;       1         Independent
475 Milan Drive, Suite #103    President,     Since 1996      Berkshire Capital               Director; United
San Jose, CA 95134             Treasurer,                     Holdings, Inc.                  States Oil Fund,
Age: 42                        Chief Compliance               (1993-Present)                  United States
                               Officer & Chief                                                Natural Gas Fund,
                               Financial Officer                                              United States
                                                                                              Gasoline Fund,
                                                                                              United States
                                                                                              Heating Oil Fund

Ronald G. Seger, O.D.*         Trustee &      Indefinite;     Ronald G. Seger,      1         None
475 Milan Drive, Suite #103    Secretary      Since 1996      O.D.; Optometrist
San Jose, CA 95134                                            (1989-Present)
Age: 57
-----------------------------------------------------------------------------------------------------------
* Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company
  Act of 1940 by virtue of their affiliation with the Adviser.

-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Leland F. Smith                Independent    Indefinite;     Chairman & CEO;       1         None
475 Milan Drive, Suite #103    Trustee        Since 1997      Elesco, Ltd.*
San Jose, CA 95134                                            (1989-Present)
Age: 68

Andrew W. Broer                Independent    Indefinite;     Global Data           1         None
475 Milan Drive, Suite #103    Trustee        Since 1998      Center Manager;
San Jose, CA 95134                                            Cisco Systems, Inc.
Age: 41                                                       (1996-Present)
-----------------------------------------------------------------------------------------------------------
* Elesco, Ltd.  provides  consulting  services  for  corporations  and  government agencies in the field of land-use management.

COMMITTEES

The Board of Trustees may establish various committees to facilitate the time-ly and efficient consideration of matters of importance to Independent Trust-ees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of both the Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence. During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.


BOARD INTEREST IN THE FUND

As of December 31, 2006, the Trustees owned the following amounts in the Fund:
------------------------------------------------------------------------------------------------------
                                                AGGREGATE DOLLAR RANGE
                           DOLLAR RANGE OF      OF EQUITY SECURITIES IN
                           EQUITY SECURITIES    ALL REGISTERED INVESTMENT
                           IN THE BERKSHIRE     COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE            FOCUS FUND           IN FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------
Malcolm R. Fobes III*      $1-$10,000           $1-$10,000
Ronald G. Seger, O.D.*     $1-$10,000           $1-$10,000
Leland F. Smith            $10,001-$50,000      $10,001-$50,000
Andrew W. Broer            $50,001-$100,000     $50,001-$100,000
------------------------------------------------------------------------------------------------------
* Trustees  who  are  considered "interested persons" as defined in Section 2(a)(19) of the Investment
  Company Act of 1940 by virtue of their affiliation with the Adviser.

COMPENSATION

Trustee fees are paid by the Adviser pursuant to its Administration Agreement with the Trust. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Adviser. The compen-sation paid to the Trustees for the year ended December 31, 2006 is set forth in the following table:

                                          PENSION OR
                         AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL
                         COMPENSATION     ACCRUED AS PART OF    BENEFITS UPON       TOTAL COMPENSATION
NAME AND POSITION        FROM THE FUND    FUND EXPENSES         RETIREMENT          FROM FUND
------------------------------------------------------------------------------------------------------
Malcolm R. Fobes III           $0               $0                    $0                    $0
Trustee, President,
Treasurer, CFO & CCO

Ronald G. Seger, O.D.          $0               $0                    $0                    $0
Trustee & Secretary

Leland F. Smith            $1,264*              $0                    $0                $1,264*
Independent Trustee

Andrew W. Broer            $1,000*              $0                    $0                $1,000*
Independent Trustee
------------------------------------------------------------------------------------------------------
*These amounts represent payment by the Adviser to each Independent Trustee for the fiscal year ended
 December 31, 2006.


CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of April 13, 2007, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

NAME AND                                PERCENT       TYPE OF
ADDRESS                                 OWNERSHIP     OWNERSHIP
---------------------------------------------------------------
Charles Schwab & Co., Inc.               21.52%        Record
For Benefit of Customers ("FBOC")
Mail Stop DEN2-02-052
9601 East Panorama Circle
Englewood, Colorado 80112-3441

National Financial Services Corp.        20.31%        Record
FBOC
One World Financial Center
200 Liberty Street, 5th Floor
New York, New York 10281-1003

National Investor Services Corp.          8.03%        Record
FBOC
55 Water Street, 32nd Floor
New York, New York 10041-0028

Based on the foregoing, no shareholder could be deemed to own a controlling interest in the Berkshire Focus Fund (i.e., more than 25% of the Fund's out-standing shares). Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

As of April 13, 2007, the Trustees and officers of the Trust owned of record or beneficially less than 1% of the Fund's outstanding shares.

REDEMPTION OF SHARES

The Fund has made an election under Rule 18f-1 whereby the Fund may pay for shares redeemed in part through a distribution of portfolio securities. Pursuant to Rule 18f-1, the Fund must pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net value of the Fund at the beginning of such period. Any such distributions will be taxable to the shareholder.

The Fund may redeem its shares if the Board of Trustees determines that failure to do so may have materially adverse consequences to Fund share-holders, such as in a situation where Fund expenses on a per share basis are deemed to be excessive.

The Fund may redeem its shares if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

PURCHASES AND SALES THROUGH BROKER DEALERS

Shares of the Fund may be purchased through broker dealers and other inter-mediaries. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

PERFORMANCE INFORMATION

The Fund's total returns are based on the overall dollar or percentage change in value of a hypothetical investment in the Fund, assuming all dividends and distributions are reinvested. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period presented. Because average annual total returns tend to smooth out variations in the Fund's returns, investors should recognize that they are not the same as actual year-by-year returns. Average annual return is based on historical earnings and is not intended to indicate future performance. Under regulations adopted by the Securities and Exchange Commission, the Fund's average annual total return quotations included in the prospectus are calculated according to the formula below. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Additionally, redemption of shares is assumed to occur at the end of the time period.

AVERAGE ANNUAL TOTAL RETURN

                              P(1+T)^n = ERV
Where:
         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years (1, 5, or 10)
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year period, at the end of such period (or fractional portion thereof).

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)^n = ATV(D)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions); "n" equals the number of years; and "ATV(D)" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                              P(1+T)^n = ATV(DR)

Where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions); "n" equals the number of years; and "ATV(DR)" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

NET ASSET VALUE

The net asset value per share of the Fund is calculated for the shares by adding the value of all fund securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, and any funds or payments derived from any reinvestment of such proceeds.

Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange, normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank's Fedline System is open. Currently, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

An example of how the Fund calculated the net asset value per share as of December 31, 2006 is as follows:

                     Net Assets
                 ------------------   =  Net Asset Value per share
                 Shares Outstanding

                    $14,431,126
                    -----------       =  $7.93
                     1,819,591

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Port-folio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve their respective investment objectives. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance. The portfolio turnover rates for the Berkshire Focus Fund for the three years ended December 31, 2004, 2005 and 2006 were 316.5%, 284.1% and 386.2%, respectively. The pri-
mary reason for the variation in portfolio turnover is that the rates reflect the Adviser's trading strategy in response to volatile market conditions and the Adviser's efforts to reduce the risk in the portfolio by trading more actively.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Advisory Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal years ended December 31, 2004, 2005 and 2006, the Berkshire Focus Fund paid brokerage commissions of $94,044, $121,037 and $123,133, respectively.

CUSTODIAN

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, has been retained to act as Custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities and investments, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

TRANSFER AGENT AND MANAGEMENT-RELATED SERVICES

Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 ("MSS") is retained by Berkshire Capital to act as the Fund's Transfer Agent. MSS will maintain the records of each shareholder's account, process purchases and redemptions of the Fund's shares and act as dividend and distribution disbursing agent. MSS calculates daily net asset value per share and maintains such books and records as are necessary to enable MSS to perform its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. ("Cohen") (f.k.a. Cohen McCurdy, Ltd.), 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2007. Cohen performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

CODE OF ETHICS

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING PROCEDURES

The Adviser provides a voice on behalf of shareholders of the Fund. The Adviser views the proxy voting process as an integral part of the relationship with the Fund. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Fund's proxy voting policies are summarized below.

POLICIES OF THE ADVISER. It is the Adviser's policy to vote all proxies received by the Fund within a reasonable amount of time of receipt. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser will pay particular attention to three primary areas: (1) Accountability - Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders; (2) Alignment of Management and Shareholder Interests - the management and board of directors share goals and mutual interest in the benefit of the company's shareholders; and, (3) Transparency - timely disclosure of important information of a company's financial perfor-mance and operations allows easy evaluation by investors.

CONFLICTS OF INTEREST. The Adviser's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2004) is available without charge, upon request by calling toll-free, 1-877-526-0707 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-526-0707 and will be sent within three busi-ness days of receipt of a request.

DISCLOSURE OF CURRENT PORTFOLIO HOLDINGS

The Fund has adopted the following policies and procedures relating to dis-closure of the Fund's current portfolio securities holdings. The policies and procedures are primarily implemented through related policies and procedures of the Fund and Berkshire Capital, including the Fund's policies and procedures addressing market timing, the Fund's code of ethics, and Berkshire Capital's insider trading policies and procedures. Taken together, these policies and procedures seek to assure that information about the Fund's current portfolio securities holdings is not misused, while allowing dis-
closure of such information when appropriate to the Fund's operations or generally in the interests of the Fund's shareholders, and when there are reasonable expectations that disclosure of current portfolio holdings infor-mation will not compromise the integrity or performance of the Fund. Under these policies and procedures relating to the disclosure of the Fund's current portfolio securities, a schedule of portfolio holdings of the Fund disclosing the Fund's top ten portfolio holdings in order of position size (calculated as a percentage of total net assets) are usually posted on the Fund's Website within approximately 30 days after the end of each calendar quarter. Each calendar quarter's information will remain accessible on the Fund's Website until the posting of the following quarter's schedule of holdings. You may view the Fund's schedule of portfolio holdings disclosing the top ten portfolio holdings for the most recently completed quarter online at http://www.berkshirefunds.com, or obtain a copy of the schedule by calling toll-free 1-877-526-0707.

The Fund or Berkshire Capital may share non-public current portfolio holdings information of the Fund's entire portfolio holdings sooner than 30 days after quarter-end with a service provider to the Fund or Berkshire Capital (includ-ing, without limitation, the Fund's custodian or administrator, pricing services, proxy voting services, rating and ranking organizations, auditors, broker-dealers (which may execute trades for the Fund), or other persons that reasonably request such information in order to fulfill their duties (includ-ing affiliated entities for compliance or risk management purposes). These service providers and other entities owe contractual, fiduciary, or other legal duties to the Fund or Berkshire Capital that foster reasonable expecta-tions that current portfolio holdings information will not be used to trade securities improperly or otherwise be misused.

The Board of Trustees has delegated to the Fund's Chief Compliance Officer (the "CCO") the authority to make decisions regarding requests for information on portfolio holdings prior to public disclosure. The CCO will authorize the disclosure of portfolio holdings only if it determines such disclosure to be in the best interests of Fund shareholders. The portfolio holdings disclosure policy, as overseen by the CCO, provides that the Fund will periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. In addition to Berkshire Capital and its affiliates, these entities are described in the following table. The table also includes infor-mation as to the timing of these entities receiving the portfolio holdings information from the Fund.

------------------------------------------------------------------------------
TYPE OF           NAME OF
SERVICE           SERVICE                              DISCLOSURE    DISCLOSURE
PROVIDER          PROVIDER                             FREQUENCY       DELAY
==============================================================================
Adviser           Berkshire Capital Holdings, Inc.       Daily          None
------------------------------------------------------------------------------
Administrator     U.S. Bancorp Fund Services, LLC        Daily          None
------------------------------------------------------------------------------
Transfer Agent    Mutual Shareholder Services, LLC       Daily          None
------------------------------------------------------------------------------
Accountant        Mutual Shareholder Services, LLC       Daily          None
------------------------------------------------------------------------------
Custodian         U.S. Bank, N.A.                        Daily          None
------------------------------------------------------------------------------
Broker Dealer     Lehman Brothers, Inc.                  Daily          None
------------------------------------------------------------------------------
Broker Dealer     Radnor Research & Trading Company      Daily          None
------------------------------------------------------------------------------
Auditor           Cohen Fund Audit Services, Ltd.      As Needed        None
------------------------------------------------------------------------------
Counsel           Thompson Hine LLP                    As Needed        None
------------------------------------------------------------------------------
Web Site Host     Megatomic Internet                  Quarterly         None
------------------------------------------------------------------------------
Printer           Fong & Fong Printers               Semi-Annually    1 Month
------------------------------------------------------------------------------
Mailing Agent     Instant Mailing Systems            Semi-Annually    1 Month
------------------------------------------------------------------------------
Mailing Agent     ADP Investor Communications        Semi-Annually    1 Month
------------------------------------------------------------------------------
Rating Agency     Morningstar                         Quarterly       3 Month
------------------------------------------------------------------------------
Rating Agency     Lipper                              Quarterly       3 Month
------------------------------------------------------------------------------

The Fund does not regard portfolio holdings information that is more than six months old as current, and such information is not subject to these policies or procedures. Neither the Fund nor Berkshire Capital knowingly enter into any arrangements in which they would receive compensation or other consider-ation in exchange for the disclosure of the Fund's current portfolio securities holdings.

The Board of Trustees of the Fund, in conjunction with the CCO, exercises oversight of disclosure of current portfolio holdings by reviewing and approv-ing the related Fund and Berkshire Capital policies and procedures discussed above, receiving periodic reports and other information about any material violations of these policies and procedures, and periodically reviewing and ratifying other relevant documents such as the Prospectus and Statement of Additional Information. In the event a material issue, conflict of interest, or other exception to the Policy is identified, the CCO will address the matter and report to the Board of Trustees at their next regular quarterly meeting.

Beginning with the quarter ending September 30, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be avail-able on the SEC's Website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
(202) 551-8090.

Complete schedules of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters are contained in the Fund's semi-annual and annual reports which are filed with the SEC within 60 days of the end of such quarters. The semiannual reports are filed on Form type N-CSRS and the annual reports are filed on Form type N-CSR. Shareholder reports contain-ing such portfolio holdings are delivered to shareholders and are also avail-able at the Fund's Website at http://www.berkshirefunds.com.

FINANCIAL STATEMENTS

The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006. The Trust will provide the Annual Report without charge at written or telephone request.

                                    PART C

                              OTHER INFORMATION

Item 23. Financial Statements and Exhibits

(a) Articles of Incorporation.

    (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

    (ii) Copy of August 8, 1998 Addendum to Registrant's Declaration of of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

    (iii) Copy of August 8, 1998 Certificate of Amendment to Registrant's Declaration of Trust, which was filed as an Exhibit to Regis-trant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

    (iv) Copy of December 19, 1999 Certificate of Amendment of Certificate of Trust, which was filed as an Exhibit to Registrant's Post-Eff-ective Amendment No. 5, is hereby incorporated by reference.

(b) By-Laws - Not Applicable.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust, as amended.)

(d) Investment Advisory Agreement.

    (i) Copy of Registrant's Amended and Restated Investment Advisory Agreement with Berkshire Capital Holdings, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(e) Underwriting Contract.

    (i) Copy of Registrant's Amended and Restated Distribution Agreement with Rafferty Capital Markets, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incor-porated by reference.

(f) Bonus or Profit Sharing Contracts - Not Applicable.

(g) Custodial Agreement. Copy of Registrant's agreement with the Custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Eff-ective Amendment No. 5, is hereby incorporated by reference.

(h) Other Material Contracts.

    (i) Copy of Registrant's Amended and Restated Administration Agree-ment with Berkshire Capital Holdings, Inc. for the Berkshire Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

    (ii) Copy of Registrant's Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorp-orated by reference.

    (iii) Copy of Registrant's Transfer Agent Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incor-porated by reference.

    (iv) Copy of Registrant's Fund Accounting Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incor-porated by reference.

(i) Legal Opinions. Legal Opinion of John F. Splain, which was filed as an Ex-hibit to Registrant's Post-Effective Amendment No. 5, is hereby incorpor-ated by reference.

(j) Other Opinions.

    Consent of Cohen Fund Audit Services, Ltd. (f.k.a. Cohen McCurdy, Ltd.) is filed herewith.

(k) Omitted Financial Statements - Not Applicable.

(l) Initial Capital Agreements. Subscription Agreements of the Berkshire Cap-ital Growth & Value Fund, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(m) Rule 12b-1 Plan - Not Applicable.

(n) Rule 18f-3 Plan - Not Applicable.

(o) Reserved.

(p) Code of Ethics.

    (i) Copy of Registrant's Code of Ethics, which was filed as an Ex-hibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

    (ii) Copy of Berkshire Capital Holdings, Inc.'s Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(q) Power of Attorney. Powers of Attorney for the Trustees of the Trust, which were filed as part of Registrant's Post-Effective Amendment Nos. 1 and 2, are hereby incorporated by reference.

Item 24. Control Persons.
         No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

         Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and 5.2 of the Declaration of Trust of The Berkshire Funds (the "Trust") (which was filed as an exhibit to the Trust's Pre-Effective Amendment No. 1) pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

         The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still in the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue. Indemnification provisions exist in the Investment Advisory and Administration Agreements under the headings "Limitation of Liability" which are identical to those in the Declaration of Trust noted above.

Item 26. Business and Other Connections of the Investment Adviser.
         With respect to the Adviser, the response to this Item will be incor-porated by reference to the Adviser's Uniform Application for Invest-ment Adviser Registration ("Form ADV") on file with the Securities and Exchange Commission ("SEC"), dated March 27, 2007. The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter
         Not Applicable.

Item 28. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the 1940 Act, and the Rules promulgated thereunder, will be maintained as follows:

         For the Investment Adviser - Berkshire Capital Holdings, Inc. 475 Milan Drive, Suite #103, San Jose, CA 95134.

         For Administration - U.S. Bancorp Fund Services, LLC
         615 East Michigan Street, Milwaukee, WI 53202.

         For Accounting/Transfer Agency - Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

         For Custody - U.S. Bank, N.A.
         1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212.

Item 29. Management Services. Not Discussed in Parts A or B.
         Not Applicable.

Item 30. Undertakings
         Not Applicable.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 1st of May, 2007.

                                        THE BERKSHIRE FUNDS

                                        By: /s/ MALCOLM R. FOBES III
                                        ------------------------------
                                        MALCOLM R. FOBES III
                                        President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

                                        /s/ MALCOLM R. FOBES III
                                        ------------------------------------
                                        MALCOLM R. FOBES III
                                        President, Treasurer, Chief Financial
                                        Officer & Trustee

                                        May 1, 2007


RONALD G. SEGER*                        *By: /s/ MALCOLM R. FOBES III
Trustee                                 ------------------------------------
                                        Attorney-In-Fact
LELAND F. SMITH*
Trustee                                 May 1, 2007

ANDREW W. BROER*
Trustee

                              THE BERKSHIRE FUNDS
            PART C - EXHIBIT INDEX FOR POST-EFFECTIVE AMENDMENT NO. 15
                          AS FILED ON MAY 1, 2007

                                 EXHIBIT INDEX

1. Consent of Independent Registered Public Accounting Firm.........EX 99.23.j